Schedule of Net Licenses (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Licenses	$ 3,261,122	$ 3,261,122	$ 153,552
Accumulated amortization	(480,743)	(258,162)	(24,477)
Licenses, net	$ 2,780,379	$ 3,002,960	$ 129,075